Convertible Notes Payable Related Party (Details) (USD $)	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 30, 2012	Dec. 31, 2005 First Stockholder [Member]	Dec. 31, 2011 First Stockholder [Member]	Mar. 27, 2007 First Stockholder [Member]	Dec. 29, 2005 First Stockholder [Member]	Mar. 31, 2007 Second Stockholder [Member]	Dec. 31, 2011 Second Stockholder [Member]	Mar. 27, 2007 Second Stockholder [Member]	Mar. 31, 2007 Co-Founder [Member]	Dec. 31, 2006 Co-Founder [Member]	Mar. 27, 2007 Co-Founder [Member]	Dec. 31, 2011 First and Second Stockholder [Member]
Convertible Notes Payable - Related Party (Textual)
Advances from stockholder converted into an unsecured convertible note payable	$ 71,959		$ 92,648	$ 35,348			$ 10,138	$ 10,138		$ 50,000
Debt conversion, converted instrument, expiration or due date			Dec. 31, 2008				Mar. 01, 2010
Debt instrument extended maturity date			Dec. 17, 2011				Mar. 01, 2012
Debt conversion, converted instrument, rate			6.00%				6.00%
Debt, conversion price						$ 0.08			$ 0.10
Debt convertible, terms of conversion			The rate of $0.08 per share for each $1.00 of debt				The rate of $0.10 per share for each $1 of debt
Stock price	$ 0.65	$ 1.11			$ 0.08	$ 0.08						$ 0.08
Amount of notes payable exchanged with full payment of subscription receivable											7,300
Conversion of notes and accrued interest to common stock, shares										600,000			823,157
Interest payable converted into shares, amount													$ 26,473